ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES - Acquisition of Nextel (Details) $ in Thousands	Oct. 01, 2015 USD ($)	Sep. 14, 2015 USD ($)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares	Dec. 28, 2016 item Vote $ / shares	Jun. 30, 2016 ARS ($) Vote $ / shares	Jan. 27, 2016	Oct. 07, 2015 USD ($)	Sep. 10, 2015 USD ($)
ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES
Nominal value (in pesos per share) | $ / shares			$ 1	$ 10,000	$ 10,000
Cablevision Holding S.A.
ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES
Acquisition percentage				100.00%
Nominal value (in pesos per share) | $ / shares				$ 10,000	$ 10,000
Cablevision Holding S.A. | Pem
ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES
Shares issued or transferred (in shares) | item						1,000,000
Nominal value (in pesos per share) | $ / shares						$ 1
Number of vote per membership interest | Vote						1
Membership interest of capital stock (as a percent)						0.10%
Cablevision Holding S.A. | Nextel
ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES
Acquisition percentage								51.40%		49.00%
Total purchase price										$ 80,000
Shares issued or transferred (in shares)						810,236,480	809,236,480
Nominal value (in pesos per share) | $ / shares						$ 1	$ 1
Number of vote per membership interest | Vote						1	1
Membership interest of capital stock (as a percent)						100.00%	99.90%
Cablevision Holding S.A. | Television Dirigida S.A.
ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES
Acquisition percentage								48.60%		51.00%
Total purchase price										$ 85,000
Shares issued or transferred (in shares)							392,774,929
Nominal value (in pesos per share) | $ / shares							$ 1
Membership interest of capital stock (as a percent)							48.50%
Cablevision Holding S.A. | Television Dirigida S.A. | Pem
ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES
Shares issued or transferred (in shares)							1,000,000
Nominal value (in pesos per share) | $ / shares							$ 1
Number of vote per membership interest | Vote							1
Membership interest of capital stock (as a percent)							0.10%
Cablevision Holding S.A. | Nextel and Subsidiary Television Dirigida S.A.
ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES
Total purchase price										165,000
Additional amount										$ 13,000
Payment of purchase consideration		$ 159,000
Guarantee fund to cover potential liabilities									$ 6,000
Payment of additional consideration	$ 12,730